Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Compensation to Key Management Personnel

Key management personnel compensation

	2023	2022	2021
	€	€	€
Short term employee benefits	4,467,603	3,461,860	2,517,211
Post employee benefits	189,996	148,678	80,482
Share-based payments	6,252,492	6,524,726	6,269,218
Total	10,910,091	10,135,264	8,866,911